ICON Equity Income Fund and ICON Risk-Managed Balanced Fund

Supplement dated May 30, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information dated January 22, 2019

Effective May 30, 2019, this supplements the ICON U.S. Diversified Funds Prospectus (the “Prospectus”), and the Summary Prospectus and Statement of Additional Information of the ICON Equity Income Fund and Risk-Managed Balanced Fund dated January 22, 2019.

On page 5 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 25 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Donovan J. (Jerry) Paul became Portfolio Manager in March 2014, Brian Callahan became Portfolio Manager of the Fund in May 2019, and Scott Callahan became Portfolio Manager of the Fund in November 2017.

On page 33 of the Prospectus, under the heading “Portfolio Managers”, delete the table and the paragraph beginning with “Derek Rollingson joined ICON in 2000…” and replace with the following:

Portfolio Managers

The Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Equity Income Fund	Brian Callahan Scott Callahan Jerry Paul	Since May 2019 Since May 2019 Since May 2019
ICON Flexible Bond Fund (formerly, ICON Bond Fund)	Jerry Paul	Since July 2013
ICON Fund	Craig Callahan	Since January 2011
ICON Long/Short Fund	Craig Callahan	Since January 2011
ICON Opportunities	Craig Callahan	Since September 2012
ICON Risk-Managed Balanced Fund	Jerry Paul Brian Callahan Scott Callahan	Since March 2014 Since May 2019 Since November 2017

Brian Callahan Joined ICON in 2003 as a Research Analyst.  In 2005 he left ICON to pursue his MBA at the Ohio State University.  He graduated with his MBA in 2007 and rejoined ICON in 2008 as a Portfolio Manager.  From 2008 until January 2011 he managed ICON’s separately managed accounts.  From 2011 to 2014 Mr. Callahan was ICON’s Director of Marketing.  From 2014 to 2018 Mr. Callahan managed ICON’s strategy based portfolios and tactical allocation portfolios.

On page 33 of the Prospectus, under the heading Investment Committee Members, delete the following paragraphs starting with “Scott Snyder, CFA, joined ICON…” and “Rob Young, CFA, joined ICON…”.

On Page 4 of the ICON Equity Income Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On Page 4 of the ICON Risk-Managed Balanced Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Donovan J. (Jerry) Paul, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Donovan J. (Jerry) Paul became Portfolio Manager in March 2014, Brian Callahan became Portfolio Manager of the Fund in May 2019, and Scott Callahan became Portfolio Manager of the Fund in November 2017.

On page 23 of the Statement of Additional Information for the ICON U.S. Diversified Funds, replace the table with the following:

Name and Age	Position Held with Fund and Length of Time Served	Principal Occupation During Past Five Years
Craig T. Callahan Age: 68	President and Chairman of the Trust since its inception in 1996.	Chief Executive Officer (2013 to present), President (1998 to 2013 and October 2014 to present), Chairman of the Investment Committee (2005 to present), and Chief investment Officer (1991 to 2004) of ICON Advisers, Inc.; President (1998 to present), Executive Vice President (2005 to present), Director (1991 to present) and Chief Compliance Officer (2005) of ICON Distributors, Inc. (IDI); President (1998 to present) and Chairman of the Board (1994 to present) of ICON Management & Research Corporation (IM&R); President and Director (2004 to 2009) of ICON Insurance Agency, Inc.

Christopher Ambruso Age: 38	Secretary (May 2019 to present) of the Trust.	General Counsel (March 2019 to present), Chief Compliance Officer (2017 to 2019), Associate Counsel (2013 to 2017), Associate Attorney (2008 to 2013), and Staff Attorney (2007 to 2008) of ICON Advisers, Inc.; Assistant Secretary of the Trust (2016 to 2017 and 2008 to 2012).

Brian Harding Age: 40	Principal Financial Officer and Treasurer of the Trust (2017 to present)	Chief Financial Officer (2013 to present), Chief Compliance Officer (2011 to 2013) of ICON Advisers, Inc.; Director (2013 to present) of IM&R; Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (2008 to 2013).

Jack Quillin Age: 48	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (March 2019 to present).	Chief Compliance Officer (March 2019 to present), Compliance and Fund Accounting Associate (2016 to 2019) of ICON Advisers, Inc.; Assistant Treasurer of the Trust (2017 to 2019); Compliance Analyst (2011 to 2015) at Marsico Capital Management, LLC.

Lesley Caviness Age: 52	Assistant Treasurer of the Trust (May 2019 to present).	Compliance and Fund Accounting Associate (2017 to Present), Mutual Fund Accounting Associate (2013 – 2017) of ICON Advisers, Inc.; Assistant treasurer of the Trust (2014-2017);

On page 24 of the Statement of Additional Information for the ICON U.S. Diversified Funds, replace the first paragraph after the heading “PORTFOLIO MANAGER ACCOUNTS AND OTHER INFORMATION” with the following:

Set forth below is information regarding the individuals identified in the prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”). Portfolio Managers perform functions equivalent to those of portfolio managers at other investment advisory firms. All asset information is as of September 30, 2018, unless otherwise noted.

On page 24 of the Statement of Additional Information for the ICON U.S. Diversified Funds, replace the table under the heading “Other Accounts Managed” with the following:

Other Accounts Managed
Name of Portfolio Manager	Other Registered Investment Companies (“RICs”) and assets	Other Pooled Investment Vehicles (“PIVs”) and assets	Other Accounts and assets
Craig Callahan	None	1; $557,073,986	1,412; $241,175,759
Brian Callahan*	11; $634,978,320	None	None
Scott Callahan	1; $81,789,006	1; $557,073,986	None
Jerry Paul	None	1; $557,073,986	None

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, these would be the number of accounts and assets as of September 30, 2018.

On page 25 of the Statement of Additional Information for the ICON U.S. Diversified Funds, replace the table after the paragraph starting with “Listed below for each Portfolio Manager is a dollar range…” with:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ICON Fund Family
Craig Callahan	G	G
Brian Callahan*	E	E
Scott Callahan	B	C
Jerry Paul	D	D

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, this would be the dollar range of securities held.

ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Natural Resources Fund, and ICON Utilities Fund

Supplement dated May 30, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information dated January 22, 2019

Effective May 30, 2019, this supplements the ICON Sector Funds Prospectus (the “Prospectus”), and the Summary Prospectus and Statement of Additional Information of the ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Natural Resources Fund, and ICON Utilities Fund dated January 22, 2019.

On page 5 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 9 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 13 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 17 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 21 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan and Brian Callahan became Portfolio Managers of the Fund in May 2019. Scott Callahan has been managing the Fund since January 2018.

On page 25 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 29 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 34 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 38 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 45 of the Prospectus, under the heading Portfolio Managers, delete the table and all five paragraphs following the table and replace with the following:

Portfolio Managers

The primary Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Consumer Discretionary Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Consumer Staples Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Energy Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Financial Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Healthcare Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since January 2018
ICON Industrials Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Information Technology Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Natural Resources Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON Utilities Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019

Craig Callahan is the company Founder, President and Chairman of the Investment Committee of ICON Advisers, Inc. Dr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65 and 66 registrations.

Brian Callahan Joined ICON in 2003 as a Research Analyst.  IN 2005 he left ICON to pursue his MBA at the Ohio State University.  He graduated with his MBA in 2007 and rejoined ICON in 2008 as a Portfolio Manager.  From 2008 until January 2011 he managed ICON’s separately managed accounts.  From 2011 to 2014 Mr. Callahan was ICON’s Director of Marketing.  From 2014 to 2018 Mr. Callahan managed ICON’s strategy based portfolios and tactical allocation portfolios.

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two Sector Funds, Healthcare and Information Technology, from 2009 to 2012 and co-managed those Funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD in Finance from Rutgers University. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in Psychology from the University of Colorado.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee members and their personal ownership of the ICON Funds.

On page 45 of the Prospectus, under the heading Investment Committee Members, delete the following paragraph:

Craig Callahan is the company Founder, President and Chairman of the Investment Committee of ICON Advisers, Inc. Dr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65 and 66 registrations.

On page 4 of the ICON Consumer Discretionary Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Consumer Staples Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Energy Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Financial Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Healthcare Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan and Brian Callahan became Portfolio Managers of the Fund in May 2019. Scott Callahan has been managing the Fund since January 2018.

On page 4 of the ICON Industrials Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Information Technology Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Natural Resources Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 4 of the ICON Utilities Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 23 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table with the following:

Name and Age	Position Held with Fund and Length of Time Served	Principal Occupation During Past Five Years
Craig T. Callahan Age: 68	President and Chairman of the Trust since its inception in 1996.	Chief Executive Officer (2013 to present), President (1998 to 2013 and October 2014 to present), Chairman of the Investment Committee (2005 to present), and Chief investment Officer (1991 to 2004) of ICON Advisers, Inc.; President (1998 to present), Executive Vice President (2005 to present), Director (1991 to present) and Chief Compliance Officer (2005) of ICON Distributors, Inc. (IDI); President (1998 to present) and Chairman of the Board (1994 to present) of ICON Management & Research Corporation (IM&R); President and Director (2004 to 2009) of ICON Insurance Agency, Inc.

Christopher Ambruso Age: 38	Secretary (May 2019 to present) of the Trust.

General Counsel (March 2019 to present), Chief Compliance Officer (2017 to 2019), Associate Counsel (2013 to 2017), Associate Attorney (2008 to 2013), and Staff Attorney (2007 to 2008) of ICON Advisers, Inc.; Assistant Secretary of the Trust (2016 to 2017 and 2008 to 2012).

Brian Harding Age: 40	Principal Financial Officer and Treasurer of the Trust (2017 to present)	Chief Financial Officer (2013 to present), Chief Compliance Officer (2011 to 2013) of ICON Advisers, Inc.; Director (2013 to present) of IM&R; Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (2008 to 2013).

Jack Quillin Age: 48	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (March 2019 to present).	Chief Compliance Officer (March 2019 to present), Compliance and Fund Accounting Associate (2016 to 2019) of ICON Advisers, Inc.; Assistant Treasurer of the Trust (2017 to 2019); Compliance Analyst (2011 to 2015) at Marisco Capital Management, LLC.

Lesley Caviness Age: 52	Assistant Treasurer of the Trust (May 2019 to present).	Compliance and Fund Accounting Associate (2017 to Present), Mutual Fund Accounting Associate (2013 – 2017) of ICON Advisers, Inc.; Assistant treasurer of the Trust (2014-2017);

On page 23 of the Statement of Additional Information for the ICON Sector and International Funds, replace the first paragraph after the heading “PORTFOLIO MANAGER ACCOUNTS AND OTHER INFORMATION” with the following:

Set forth below is information regarding the individuals identified in the prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”). Portfolio Managers perform functions equivalent to those of portfolio managers at other investment advisory firms. All asset information is as of September 30, 2018, unless otherwise noted.

On page 24 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table under the heading “Other Accounts Managed” with the following:

Other Accounts Managed
Name of Portfolio Manager	Other Registered Investment Companies (“RICs”) and Assets	Other Pooled Investment Vehicles (“PIVs”) and Assets	Other Accounts and Assets
Craig Callahan	4; $131,423,958	1; $557,073,986	1,412; $241,175,759
Brian Callahan*	2; $111,264,085	None	None
Scott Callahan	1; $31,933,920	1; $557,073,986	None
Jerry Paul	2; $136,194,270	1; $557,073,986	None

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, these would be the number of accounts and assets as of September 30, 2018.

On page 24 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table after the paragraph starting with “Listed below for each Portfolio Manager is a dollar range…” with:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ICON Fund Family
Craig Callahan	G	G
Brian Callahan*	E	E
Scott Callahan	B	C
Jerry Paul	D	D

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, this would be the dollar range of securities held.

ICON Emerging Markets Fund and ICON International Equity Fund

Supplement dated May 30, 2019 to the Prospectus, Summary Prospectus and Statement of additional Information dated January 22, 2019

Effective May 30, 2019, this supplements the ICON International Funds Prospectus (the “Prospectus”), and the Summary Prospectus and Statement of Additional Information of the ICON Emerging Markets Fund and ICON International Equity Fund dated January 22, 2019.

On page 5 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 9 of the Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Co-Portfolio Managers of the Fund in May 2019.

On page 16 of the Prospectus, under the heading “Portfolio Managers”, delete the table and the 3 paragraphs immediately following the table and replace with the following:

Portfolio Managers

The primary Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Emerging Markets Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019
ICON International Equity Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since May 2019 Since May 2019

Craig Callahan is the company Founder, President and Chairman of the Investment Committee of ICON Advisers, Inc. Dr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65 and 66 registrations.

Brian Callahan Joined ICON in 2003 as a Research Analyst.  In 2005 he left ICON to pursue his MBA at the Ohio State University.  He graduated with his MBA in 2007 and rejoined ICON in 2008 as a Portfolio Manager.  From 2008 until January 2011 he managed ICON’s separately managed accounts.  From 2011 to 2014 Mr. Callahan was ICON’s Director of Marketing.  From 2014 to 2018 Mr. Callahan managed ICON’s strategy based portfolios and tactical allocation portfolios.

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two Sector Funds, Healthcare and Information Technology, from 2009 to 2012 and co-managed those Funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD in Finance from Rutgers University. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in Psychology from the University of Colorado.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee members and their personal ownership of the ICON Funds.

On page 17 of the Prospectus, under the heading Investment Committee Members, delete the following paragraphs:

Craig Callahan is the company Founder, President and Chairman of the Investment Committee of ICON Advisers, Inc. Dr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA series 7,24,63,65 and 66 registrations.

Derek Rollingson joined ICON in 2000 as a junior member of the Investment Committee and subsequently became a senior member. In 2003, he was promoted to Portfolio Manager. Mr. Rollingson is a Senior Vice President of Investment Management. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000. He holds a bachelor’s degree in Business Management Finance and Minor in Statistics from Brigham Young University and has an MSF from the University of Denver. He holds the Series 7, 63, and 66 registrations.

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two Sector Funds, Healthcare and Information Technology, from 2009 to 2012 and co-managed those Funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD in Finance from Rutgers University. Mr. Callahan rejoined ICON as a Portfolio Manager in January 2018. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in Psychology from the University of Colorado.

On Page 4 of the ICON Emerging Markets Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On Page 4 of the ICON International Equity Fund Summary Prospectus, under the heading “Portfolio Manager”, delete the paragraph and insert the following:

Portfolio Managers: Craig T. Callahan, Brian Callahan, and Scott Callahan are the Co-Portfolio Managers of the Fund. Craig T. Callahan, Brian Callahan, and Scott Callahan became Portfolio Managers of the Fund in May 2019.

On page 23 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table with the following:

Name and Age	Position Held with Fund and Length of Time Served	Principal Occupation During Past Five Years
Craig T. Callahan Age: 68	President and Chairman of the Trust since its inception in 1996.	Chief Executive Officer (2013 to present), President (1998 to 2013 and October 2014 to present), Chairman of the Investment Committee (2005 to present), and Chief investment Officer (1991 to 2004) of ICON Advisers, Inc.; President (1998 to present), Executive Vice President (2005 to present), Director (1991 to present) and Chief Compliance Officer (2005) of ICON Distributors, Inc. (IDI); President (1998 to present) and Chairman of the Board (1994 to present) of ICON Management & Research Corporation (IM&R); President and Director (2004 to 2009) of ICON Insurance Agency, Inc.

Christopher Ambruso Age: 38	Secretary (May 2019 to present) of the Trust.

General Counsel (March 2019 to present), Chief Compliance Officer (2017 to 2019), Associate Counsel (2013 to 2017), Associate Attorney (2008 to 2013), and Staff Attorney (2007 to 2008) of ICON Advisers, Inc.; Assistant Secretary of the Trust (2016 to 2017 and 2008 to 2012).

Brian Harding Age: 40	Principal Financial Officer and Treasurer of the Trust (2017 to present)	Chief Financial Officer (2013 to present), Chief Compliance Officer (2011 to 2013) of ICON Advisers, Inc.; Director (2013 to present) of IM&R; Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (2008 to 2013).

Jack Quillin Age: 48	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust (March 2019 to present).	Chief Compliance Officer (March 2019 to present), Compliance and Fund Accounting Associate (2016 to 2019) of ICON Advisers, Inc.; Assistant Treasurer of the Trust (2017 to 2019); Compliance Analyst (2011 to 2015) at Marisco Capital Management, LLC.

Lesley Caviness Age: 52	Assistant Treasurer of the Trust (May 2019 to present).	Compliance and Fund Accounting Associate (2017 to Present), Mutual Fund Accounting Associate (2013 – 2017) of ICON Advisers, Inc.; Assistant treasurer of the Trust (2014-2017);

On page 23 of the Statement of Additional Information for the ICON Sector and International Funds, replace the first paragraph after the heading “PORTFOLIO MANAGER ACCOUNTS AND OTHER INFORMATION” with the following:

Set forth below is information regarding the individuals identified in the prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”). Portfolio Managers perform functions equivalent to those of portfolio managers at other investment advisory firms. All asset information is as of September 30, 2018, unless otherwise noted.

On page 24 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table under the heading “Other Accounts Managed” with the following:

Other Accounts Managed
Name of Portfolio Manager	Other Registered Investment Companies (“RICs”) and Assets	Other Pooled Investment Vehicles (“PIVs”) and Assets	Other Accounts and Assets
Craig Callahan	4; $131,423,958	1; $557,073,986	1,412; $241,175,759
Brian Callahan*	2; $111,264,085	None	None
Scott Callahan	1; $31,933,920	1; $557,073,986	None
Jerry Paul	2; $136,194,270	1; $557,073,986	None

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, these would be the number of accounts and assets as of September 30, 2018.

On page 24 of the Statement of Additional Information for the ICON Sector and International Funds, replace the table after the paragraph starting with “Listed below for each Portfolio Manager is a dollar range…” with:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ICON Fund Family
Craig Callahan	G	G
Brian Callahan*	E	E
Scott Callahan	B	C
Jerry Paul	D	D

*Brian Callahan was not a Portfolio Manager on September 30, 2018 but if he was a Portfolio Manager for the Funds he currently manages, this would be the dollar range of securities held.